JPMorgan Sustainable Municipal Income ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2024.

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 88.5% (a)
Alabama — 0.5%
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2035	1,000,000	1,126,783
Arizona — 3.5%
Arizona Board of Regents, Stimulus Plan For Economic and Educational Development Series 2024, Rev., 5.00%, 8/1/2043	1,060,000	1,182,903
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2022A, Rev., 5.00%, 11/1/2037	900,000	997,583
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (b)	750,000	755,505
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project Series 2021A, Rev., 4.00%, 7/1/2041 (b)	1,100,000	1,000,007
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	4,450,000	4,472,464
Total Arizona		8,408,462
California — 8.4%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	1,090,000	1,155,465
Series 2024 A, Rev., 5.00%, 4/1/2032 (c)	2,000,000	2,170,058
Series 2024 D, Rev., 5.00%, 9/1/2032 (c)	1,000,000	1,095,343
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2036	2,100,000	2,317,709
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (c)	1,000,000	1,030,465
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	2,000,000	2,013,220
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032	1,000,000	1,132,960
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (b)	250,000	272,896
Rev., AMT, 5.00%, 7/1/2037 (b)	1,100,000	1,198,251
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.38%, 6/1/2059	1,000,000	990,490
California School Finance Authority, Green Dot Public Schools Project Series 2022A, Rev., 5.00%, 8/1/2032 (b)	325,000	341,392
California School Finance Authority, Kipp SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (b)	500,000	524,590
California Statewide Communities Development Authority Series 2009 C-2, Rev., 5.00%, 11/1/2029 (c)	2,000,000	2,209,711
California Statewide Communities Development Authority, Front Porch Communities Series 2021A, Rev., 4.00%, 4/1/2039	1,000,000	996,742
California Statewide Communities Development Authority, John Muir Health Series 2024A, Rev., 5.00%, 12/1/2026	625,000	653,446
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016 A, Rev., 5.25%, 12/1/2056 (b)	1,925,000	1,944,715
Total California		20,047,453
Colorado — 2.0%
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (c)	1,000,000	1,087,219
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,340,000	2,501,087
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	590,000	597,530
Rev., 5.25%, 12/1/2032	500,000	519,280
Total Colorado		4,705,116

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — 1.3%
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series 2024 B, Rev., 5.00%, 7/1/2029 (c)	2,000,000	2,165,194
Stamford Housing Authority, The Dogwoods Project, Rev., BAN, 11.00%, 12/1/2027 (b)	1,000,000	978,260
Total Connecticut		3,143,454
Delaware — 1.0%
Delaware State Health Facilities Authority, Beebe Medical Center Project, Rev., 5.00%, 6/1/2034	2,200,000	2,298,312
District of Columbia — 0.7%
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2024 A, Rev., 4.38%, 7/15/2059	1,555,000	1,584,845
Florida — 8.2%
County of Miami-Dade, Transit System Series 2022, Rev., 5.00%, 7/1/2049	1,000,000	1,072,701
Florida Development Finance Corp., Brightline Florida Passenger Rail Project
Series 2024, Rev., AMT, 5.00%, 7/1/2037	1,000,000	1,021,571
Series 2024, Rev., AMT, 5.50%, 7/1/2053	250,000	260,868
Florida Development Finance Corp., Central Charter School Project Series 2022, Rev., 5.63%, 8/15/2042 (b)	1,515,000	1,515,228
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	1,010,835
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project, Rev., 5.25%, 6/15/2029 (b)	300,000	304,042
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024C, Rev., 5.00%, 11/15/2034	2,000,000	2,328,105
Lee County Industrial Development Authority Series 2019 A-1, Rev., 5.00%, 4/1/2036	1,235,000	1,306,644
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	2,715,000	2,968,648
Miami-Dade County Educational Facilities Authority Series 2024 A, Rev., 5.00%, 4/1/2037	1,000,000	1,146,290
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	500,000	537,902
Okaloosa County School Board, COP, AGC, 5.00%, 10/1/2049	1,000,000	1,078,478
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2022, Rev., 5.00%, 11/1/2047	500,000	519,314
Palm Beach County School District Series 2023A, COP, 5.00%, 8/1/2040	2,865,000	3,207,568
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2024A, Rev., 5.25%, 10/1/2054	1,000,000	1,123,217
Village Community Development District No. 15, 4.25%, 5/1/2028 (b)	350,000	354,650
Total Florida		19,756,061
Georgia — 3.3%
City of Atlanta Water and Wastewater Series 2024, Rev., 5.00%, 11/1/2041	1,000,000	1,135,908
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	1,000,000	1,103,347
Georgia Housing and Finance Authority Series 2024 A, Rev., 5.00%, 12/1/2042	1,250,000	1,350,788
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (c)	2,050,000	2,173,636
Series 2024B, Rev., 5.00%, 3/1/2032 (c)	1,000,000	1,086,373
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2024 B, Rev., 5.00%, 7/1/2041	1,000,000	1,132,748
Total Georgia		7,982,800
Illinois — 3.7%
City of Aurora, Single Family Mortgage
Series 2007B, Rev., GNMA / FNMA / FHLMC, 5.45%, 12/1/2039	38,173	38,469
Series 2007-A, Rev., AMT, GNMA / FNMA / FHLMC, 5.50%, 12/1/2039	43,020	43,375
City of Chicago, Waterworks, Second Lien
Series 2023B, Rev., AGM, 5.00%, 11/1/2035	500,000	555,656
Series 2023B, Rev., AGM, 5.00%, 11/1/2039	1,500,000	1,650,192

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Lake Forest College Series 2022A, Rev., 5.50%, 10/1/2039	380,000	404,853
Illinois Finance Authority, University of Chicago Series 2024 A, Rev., 5.00%, 4/1/2032	1,125,000	1,279,267
Illinois Housing Development Authority Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	985,000	1,073,540
University of Illinois Auxiliary Facilities System Series 2024A, Rev., 5.25%, 4/1/2043	1,000,000	1,126,338
Will County Forest Preservation District, Limited Tax, GO, 5.00%, 12/15/2036	1,460,000	1,587,871
Will County School District No. 86 Joliet Series 2024, GO, 5.00%, 3/1/2042	1,000,000	1,072,614
Total Illinois		8,832,175
Indiana — 1.0%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500,000	434,229
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (b)	495,000	467,165
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2053	150,000	154,835
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Series 2024, Rev., 5.00%, 1/15/2026	1,350,000	1,381,133
Total Indiana		2,437,362
Iowa — 0.8%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2028	195,000	190,949
Rev., 5.00%, 9/1/2030	110,000	106,163
Rev., 5.00%, 9/1/2031	105,000	100,418
Rev., 5.00%, 9/1/2036	445,000	406,857
Iowa Student Loan Liquidity Corp., Student Loan Series 2015A, Rev., AMT, 5.00%, 12/1/2025	1,000,000	1,012,500
Total Iowa		1,816,887
Kentucky — 1.1%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	1,000,000	1,000,378
Kentucky Public Energy Authority, Gas Supply Series 2024A, Rev., 5.00%, 7/1/2030 (c)	1,000,000	1,062,180
University of Kentucky, Healthcare Cancer Center Parking Projects, Rev., 5.00%, 10/1/2025	555,000	563,821
Total Kentucky		2,626,379
Louisiana — 1.2%
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385,000	374,069
Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440,000	408,426
Louisiana Public Facilities Authority, Tulane University of Louisiana Project Series 2020 A, Rev., 5.00%, 4/1/2045	2,000,000	2,128,181
Total Louisiana		2,910,676
Massachusetts — 0.3%
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2023G, Rev., 4.38%, 7/1/2052	700,000	696,682
Michigan — 3.2%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2033	770,000	835,561
Series 2023A, GO, 6.00%, 5/1/2039	3,225,000	3,734,822
Michigan Finance Authority, Trinity Health Credit Group
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	2,000,000	2,125,676
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000,000	1,008,035
Total Michigan		7,704,094
Minnesota — 1.8%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	85,000	84,761

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Minnesota Housing Finance Agency Series 2022M, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 1/1/2053	1,150,000	1,225,731
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2025	1,070,000	1,071,654
Rev., 5.25%, 8/1/2026	825,000	826,413
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,000,000	1,131,592
Total Minnesota		4,340,151
Missouri — 1.7%
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2031	1,000,000	1,071,491
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	985,000	1,071,411
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015 B, Rev., 5.00%, 7/1/2026	2,000,000	2,025,201
Total Missouri		4,168,103
Nebraska — 0.5%
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FHLMC / FNMA, 6.00%, 9/1/2054	1,000,000	1,121,134
New Hampshire — 0.4%
City of Manchester, School Facilities, Rev., NATL - RE, 5.50%, 6/1/2027	900,000	961,839
New Jersey — 0.2%
Camden County Improvement Authority (The), Camden Prep High School Project, Rev., 5.00%, 7/15/2042 (b)	590,000	607,273
New York — 11.1%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 3.40%, 7/1/2027	185,000	183,724
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project, Rev., 5.00%, 7/1/2029	460,000	490,261
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	1,000,000	1,006,838
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	1,000,000	1,007,181
Metropolitan Transportation Authority
Series 2024B, Rev., 5.00%, 11/15/2041	1,000,000	1,107,486
Series 2024B, Rev., 5.00%, 11/15/2042	1,000,000	1,101,150
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project Series 2022A, Rev., 5.00%, 7/1/2032 (b)	250,000	259,344
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2024
Series 2024, Subseries BB-2, Rev., 5.25%, 6/15/2047	1,500,000	1,681,672
Series 2024, Subseries CC-1, Rev., 5.25%, 6/15/2054	1,500,000	1,675,165
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 0.75%, 12/2/2024 (c)	6,500,000	6,500,000
New York State Dormitory Authority, Brooklyn Law School Series 2019 A, Rev., 5.00%, 7/1/2033	1,000,000	1,048,937
New York State Dormitory Authority, New York University Series 2024, Rev., 5.25%, 7/1/2049	2,400,000	2,596,632
New York State Dormitory Authority, Pace University Series 2024 A, Rev., 5.25%, 5/1/2040	425,000	472,578
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	2,000,000	2,074,210
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	1,000,000	1,007,467
Saratoga County Capital Resource Corp., Skidmore College Project Series 2020 A, Rev., 5.00%, 7/1/2045	2,145,000	2,295,051
Sherburne Earlville Central School District, GO, BAN, 4.50%, 7/18/2025	1,000,000	1,007,667
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2024C, Rev., 5.00%, 11/15/2035	1,000,000	1,178,100
Total New York		26,693,463

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — 0.8%
North Carolina Housing Finance Agency, Homeownership Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	2,000,000	1,991,309
Ohio — 3.8%
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825,000	880,040
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000,000	1,026,142
Lakota Local School District Series 2005, GO, NATL - RE, 5.25%, 12/1/2025	1,500,000	1,534,695
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2037	1,100,000	1,191,206
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2024A, Rev., 5.00%, 12/1/2043	1,000,000	1,130,548
State of Ohio, Children's Hospital Medical Center of Akron Series 2024 B, Rev., 5.00%, 8/15/2032 (c)	1,000,000	1,111,191
University of Cincinnati Series 2024A, Rev., 5.25%, 6/1/2049	2,000,000	2,204,063
Total Ohio		9,077,885
Oklahoma — 1.8%
Oklahoma Water Resources Board, State Loan Program
Series 2024B, Rev., 5.25%, 10/1/2044	2,000,000	2,204,398
Series 2021D, Rev., 4.00%, 10/1/2046	2,035,000	2,054,120
Total Oklahoma		4,258,518
Oregon — 1.8%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	1,000,000	639,975
Oregon Health and Science University Series 2021 A, Rev., 3.00%, 7/1/2051	2,645,000	2,137,028
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2035	1,360,000	1,422,179
Total Oregon		4,199,182
Other — 0.3%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2035 (c)	770,000	770,506
Pennsylvania — 3.4%
Bucks County Water and Sewer Authority Series 2022A, Rev., AGM, 5.00%, 12/1/2038	525,000	586,475
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2043	1,500,000	1,516,041
Northampton County General Purpose Authority,St. Luke's Hospital Obligated Group Series 2024A-1, Rev., AGM, 5.00%, 8/15/2049	2,000,000	2,193,413
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Homes Series 2021, Rev., 4.00%, 7/1/2046	750,000	706,055
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-1, Rev., 5.25%, 11/1/2044	1,015,000	1,121,451
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-145A, Rev., 6.00%, 10/1/2054	1,000,000	1,095,538
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project Series 2023A, Rev., 5.00%, 11/1/2043	750,000	824,196
Total Pennsylvania		8,043,169
South Carolina — 1.2%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024 A, Rev., 5.50%, 11/1/2054	2,500,000	2,795,509
South Dakota — 0.5%
South Dakota Housing Development Authority Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,000,000	1,129,758
Tennessee — 1.8%
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305,000	1,232,027
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,000,000	1,065,430

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, Madrone Memphis Student Housing I, LLC- University of Memphis Project Series 2024 A-1, Rev., 5.00%, 6/1/2044 (b)	1,250,000	1,278,365
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000,000	700,939
Total Tennessee		4,276,761
Texas — 7.7%
City of Houston Airport System, United Airlines, Inc. Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2033	650,000	693,978
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000,000	1,012,398
Collin County Community College District, GO, 4.00%, 8/15/2042	1,500,000	1,520,060
Denton Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2041	1,055,000	1,176,464
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2043	1,250,000	1,383,491
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	2,000,000	2,071,731
Midland Independent School District Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000,000	993,015
Tarrant Regional Water District Water Supply System Series 2024, Rev., 5.00%, 3/1/2041	1,000,000	1,122,217
Texas A&M University Series 2024A, Rev., 5.00%, 5/15/2040	2,000,000	2,280,321
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	1,000,000	1,085,489
Texas Water Development Board, State Water Implementation Fund Series 2019A, Rev., 4.00%, 10/15/2044	3,000,000	3,010,799
Via Metropolitan Transit Advanced Transportation District Sales Tax
Series 2024, Rev., 5.00%, 8/1/2029	1,000,000	1,096,117
Series 2024, Rev., 5.00%, 8/1/2049	1,000,000	1,096,694
Total Texas		18,542,774
Utah — 0.9%
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700,000	1,781,704
Utah Charter School Finance Authority, Wallace Stegner Academy Series 2022A, Rev., 5.63%, 6/15/2042 (b)	400,000	410,182
Total Utah		2,191,886
Vermont — 0.9%
Vermont Student Assistance Corp., Education Loan Series 2016A, Rev., AMT, 5.00%, 6/15/2025	2,150,000	2,166,062
Virginia — 1.0%
Hampton Roads Sanitation District Series 2024 A, Rev., 5.00%, 11/1/2037	1,275,000	1,492,747
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (c)	1,000,000	1,000,768
Total Virginia		2,493,515
Washington — 4.4%
County of King Sewer
Series 2016A, Rev., 4.00%, 7/1/2039	1,000,000	1,003,216
Series 2016A, Rev., 4.00%, 7/1/2041	1,000,000	1,001,438
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	1,000,000	1,131,063
FYI Properties, State of Washington District Project, Rev., 5.00%, 6/1/2039	5,000,000	5,250,696
Washington State Housing Finance Commission, Radford Court and Nordheim Court Series 2024, Rev., 5.50%, 7/1/2049	1,000,000	1,089,922
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project
Series 2023, Rev., 5.00%, 7/1/2028 (b)	250,000	260,501
Series 2023, Rev., 5.13%, 7/1/2033 (b)	740,000	801,132
Total Washington		10,537,968

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
West Virginia — 0.2%
West Virginia Hospital Finance Authority, University Health System Series 2023 A, Rev., 5.00%, 6/1/2040	505,000	553,658
Wisconsin — 2.1%
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	200,000	136,467
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Series 2017A, Rev., 5.00%, 9/1/2027 (d)	785,000	827,504
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service, Rev., 5.00%, 4/1/2035	1,165,000	1,233,634
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055 (e)	1,500,000	1,657,316
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	995,000	1,083,928
Total Wisconsin		4,938,849
Total Municipal Bonds (Cost $209,671,951)		211,936,813
	SHARES
Short-Term Investments — 11.1%
Investment Companies — 11.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (f) (g) (Cost $26,493,072)	26,491,912	26,494,561
Total Investments — 99.6% (Cost $236,165,023)		238,431,374
Other Assets in Excess of Liabilities — 0.4%		941,268
NET ASSETS — 100.0%		239,372,642

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(d)	Security is prerefunded or escrowed to maturity.

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2024.
Futures contracts outstanding as of November 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	271	03/31/2025	USD	29,168,492	222,114
Short Contracts
U.S. Treasury Ultra Bond	(30)	03/20/2025	USD	(3,820,313)	(139,894)
U.S. Treasury 2 Year Note	(140)	03/31/2025	USD	(28,857,500)	(70,273)
(210,167)
11,947

Abbreviations
USD	United States Dollar

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$211,936,813	$—	$211,936,813
Short-Term Investments
Investment Companies	26,494,561	—	—	26,494,561
Total Investments in Securities	$26,494,561	$211,936,813	$—	$238,431,374

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$222,114	$—	$—	$222,114
Depreciation in Other Financial Instruments
Futures Contracts	(210,167)	—	—	(210,167)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$11,947	$—	$—	$11,947
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (a) (b)	$33,472,938	$86,411,986	$93,390,965	$(822)	$1,424	$26,494,561	26,491,912	$585,583	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.